CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 171.4	$ 140.0
Accounts receivable, less allowances (2012 - $26.7; 2011 - $12.7)	353.6	220.0
Inventories
Finished products	431.8	204.5
Raw materials and work-in-process	34.4	27.2
Total Inventory	466.2	231.7
Deferred income taxes	28.0	9.8
Prepaid expenses and other current assets	55.7	33.0
Total current assets	1,074.9	634.5
Property, plant and equipment:
Land	3.9	0.9
Buildings and improvements	107.0	73.9
Machinery and equipment	180.1	135.1
Software	93.8	83.8
Gross cost	384.8	293.7
Accumulated depreciation	(235.1)	(215.2)
Property, Plant and Equipment, Net	149.7	78.5
Other assets:
Goodwill and indefinite-lived intangibles	1,139.7	56.3
Other amortizable intangibles, net	153.5	1.2
Deferred income taxes	0.9	42.3
Deferred financing costs, net	38.9
Other	56.8	38.9
Total other assets	1,389.8	138.7
Total assets	2,614.4	851.7
Current liabilities:
Accounts payable	160.9	57.1
Accrued salaries and wages	36.4	22.6
Income taxes	2.6	2.8
Taxes, other than income taxes	14.5	8.1
Restructuring reserve	0.1	0.3
Other accrued liabilities	71.7	44.1
Accrued pension liabilities	2.4	2.2
Current maturities of long-term debt	30.7	0.5
Borrowings under revolving credit agreement		11.0
Total current liabilities	319.3	148.7
Long-term debt, less current maturities	1,219.3
Accrued pension liabilities	165.5	103.8
Deferred income taxes	240.5
Other liabilities	26.1	20.5
Stockholders' equity:
Common stock, $1 par value: authorized 160,000,000 shares; shares issued, including treasury shares: 2012 - 66,515,620; 2011 - 65,019,406	66.5	65.0
Additional paid-in capital	173.9	138.6
Retained earnings	946.8	889.8
Accumulated other comprehensive loss	(87.5)	(71.0)
Cost of shares in treasury: 2012 - 17,182,019 shares; 2011 - 16,848,374 shares	(457.3)	(443.7)
Total Wolverine World Wide, Inc. stockholders' equity	642.4	578.7
Non-controlling interest	1.3
Total stockholders' equity	643.7	578.7
Total liabilities and stockholders' equity	$ 2,614.4	$ 851.7